Goodwill (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill	$ 385,658	$ 385,849	$ 387,108
Stratasys-Objet reporting unit [Member] | Goodwill [Member]
Goodwill [Line Items]
Expected cash flow period	5 years
Growth rate (as a percent)	3.10%
Discount rate (as a percent)	13.50%
Percentage of decrease in terminal year growth rate	1.00%
Percentage of increase in terminal year growth rate	1.00%
Percentage of fair value exceeding carrying value of reporting units	8.70%
Goodwill	$ 386,000
Change in fair value due to 1% decrease in terminal year growth rate	45,000
Change in fair value due to 1% increase in terminal year growth rate	$ 81,000